RELATED PARTY TRANSACTIONS - SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - Golar and Affiliates - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction
Management and administrative services fees	$ (2,311)	$ (1,988)	$ (4,747)	$ (3,877)
Distributions with Golar, net	(5,246)	(13,088)	(11,409)	(26,176)
Ship management fees
Related Party Transaction
Fees and expenses	(1,115)	(1,300)	(2,230)	(2,600)
Income on deposits paid to Golar
Related Party Transaction
Interest income	$ 0	$ 2,237	$ 0	$ 4,484